Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Debt

	December 31, 2018	December 31, 2017
Long-term debt:
Opening balance	$38,380	$45,534
IFRS adjustment for deferred financing fees	260
Proceeds from long-term debt	—	306
Repayment of debt	(2,738)	(7,320)
Foreign currency translation	(43)	120

Closing balance	$35,859	$38,640

Current portion	$3,414	$2,620
Non-current portion	32,445	36,020
Less: Unamortized deferred transaction costs	—	(260)

	$35,859	$38,380

Summary of Aggregate Annual Maturities of Long-Term Debt	The aggregate annual maturities of long-term debt for the next five years and thereafter are as follows:

2019	$3,414
2020	3,409
2021	28,551
2022	330
2023	155
Thereafter	—

$35,859